Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the fair value of derivative instruments as of December 31, 2017 and 2016, which consist solely of foreign exchange contracts:

	Asset Derivatives		Liability Derivatives
(dollars in millions)	2017	2016	2017	2016
Derivatives designated as hedging instruments	$178	$15	$18	$196
Derivatives not designated as hedging instruments	75	155	60	158

Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]
The impact from foreign exchange derivative instruments that qualified as cash flow hedges was as follows:

	Year Ended December 31,
(dollars in millions)	2017	2016
Gain recorded in Accumulated other comprehensive loss	$347	$75
(Gain) loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	$(39)	$171

Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]
The effect on the Consolidated Statement of Operations of foreign exchange contracts not designated as hedging instruments was as follows:

	Year Ended December 31,
(dollars in millions)	2017	2016
Gain recognized in Other income, net	$77	$56